18. Borrowings and financing	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Borrowings and financing
18.	Borrowings and financing
18.1.	Debt breakdown
	Weighted average rate	2019	2018
			Restated

Debentures, certificate of agribusiness receivables and promissory notes (note 18.4)	129.34% of CDI (i)	11,863	4,146
		11,863	4,146

Borrowings and financing
Local currency
BNDES	4.01% per year	27	37
Working capital	124.4% of CDI (i)	1,008	238
Working capital	TR (ii) + 9.80 % per year	99	112
Swap contracts (note 18.7)	101.44%	(12)	(11)
Unamortized borrowing costs		(22)	(3)
		1,100	373
Foreign currency (note 18.5)
Working capital	3.14% per year	846	843
Working capital	IBR 3M (iii) + 2%	323	-
Credit letter		12	-
Swap contracts (note 18.7)	118.27% of CDI (i)	(15)	(76)
Swap contracts (note 18.7)	IBR 3M (iii) + 2%	(19)	-
NDF Contracts – Derivatives		(1)	-
Unamortized borrowing costs		(1)	-
		1,145	767
Total		14,108	5,286

Current assets		73	43
Noncurrent assets		13	44
Current liabilities		3,488	1,981
Noncurrent liabilities		10,706	3,392

(i)	CDI: Certificate of Interbank Deposit
(ii)	TR: Referential rate
(iii)	Reference Bank Index in Colombia for 3 months

18.2.	Changes in borrowings
At December 31, 2018	5,438
Adjustment related to IFRS 16	(152)
Restated opening balance	5,286
Additions	13,604
Accrued interest	678
Accrued swap	(11)
Mark-to-market	(47)
Monetary and exchange rate changes	(13)
Borrowing cost	31
Interest paid	(504)
Payments	(9,551)
Swap paid	103
Business combination	4,527
Exchange rate changes	80
Deconsolidation Via Varejo	(75)
At December 31, 2019	14,108

At December 31, 2017	4,560
Adjustment related to IFRS 16	(195)
Restated opening balance	4,365
Additions	9,139
Accrued interest	619
Accrued swap	(126)
Mark-to-market	12
Monetary and exchange rate changes	167
Borrowing cost	13
Interest paid	(758)
Payments	(7,920)
Swap paid	(9)
Liabilities related to assets held for sale and discontinued operations (note 33)	(216)
At December 31, 2018 - restated	5,286

18.3.	Maturity schedule of noncurrent borrowings and financing
Year

From 1 to 2 years	3,596
From 2 to 3 years	3,444
From 3 to 4 years	2,773
From 4 to 5 years	386
After 5 years	559
Subtotal	10,758

Unamortized borrowing costs	(65)
Total	10,693
18.4.	Debentures, Promissory Note and Certificate of Agribusiness Receivables
				Date
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in Reais)	2019	2018

13th Issue of Debentures – CBD and CRA	No preference	1,012	1,012,500	12/20/16	12/20/19	97.50% of CDI	-	-	1,014
14th Issue of Debentures – CBD	No preference	1,080	1,080,000	04/17/17	04/13/20	96.00% of CDI	1,010	1,091	1,094
15th Issue of Debentures – CBD	No preference	800	800,000	01/17/18	01/15/21	104.75% of CDI	1,027	821	824
16th Issue of Debentures – CBD (1st serie)	No preference	700	700,000	09/11/18	09/10/21	106% of CDI	1,016	712	714
16th Issue of Debentures – CBD (2nd serie)	No preference	500	500,000	09/11/18	09/12/22	107.4% of CDI	1,017	508	510
4th Issue of Promissory Notes – CBD	No preference	800	800	01/10/19	01/09/22	105.75% of CDI	1,061,280	849	-
1st Issue of Promissory Notes – Sendas (1nd serie)	No preference	50	1	07/04/19	07/03/20	CDI + 0.72% per year	51,537,614	52	-
1st Issue of Promissory Notes – Sendas (2nd serie)	No preference	50	1	07/04/19	07/05/21	CDI + 0.72% per year	51,537,614	52	-
1st Issue of Promissory Notes – Sendas (3nd serie)	No preference	50	1	07/04/19	07/04/22	CDI + 0.72% per year	51,537,614	52	-
1st Issue of Promissory Notes – Sendas (4nd serie)	No preference	250	5	07/04/19	07/04/23	CDI + 0.72% per year	51,537,614	258	-
1st Issue of Promissory Notes – Sendas (5nd serie)	No preference	200	4	07/04/19	07/04/24	CDI + 0.72% per year	51,537,614	206	-
1st Issue of Promissory Notes – Sendas (6nd serie)	No preference	200	4	07/04/19	07/04/25	CDI + 0.72% per year	51,537,614	206	-
1st Issue of Debentures – Sendas (1nd serie)	No preference	2,000	2,000,000	09/04/19	08/20/20	CDI + 1.60% per year	500	1,001	-
1st Issue of Debentures – Sendas (2nd serie)	No preference	2,000	2,000,000	09/04/19	08/20/21	CDI + 1.74% per year	1,022	2,044	-
1st Issue of Debentures – Sendas (3nd serie)	No preference	2,000	2,000,000	09/04/19	08/20/22	CDI + 1.95% per year	1,023	2,046	-
1st Issue of Debentures – Sendas (4nd serie)	No preference	2,000	2,000,000	09/04/19	08/20/23	CDI + 2.20% per year	1,024	2,047	-
Borrowing costs								(82)	(10)
Total								11,863	4,146

Current liabilities								2,287	1,068
Noncurrent liabilities								9,576	3,078

GPA issues debentures to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments. The debentures issued are unsecured, without renegotiation clauses and not convertible into shares.

Principal is paid in full on maturity date with semi-annually interest payments (13th, 14th, 15th and 16th issue of CBD).

The 14th issues can be early redeemed, at any time, the 15th issue could be redeemed starting on December 15, 2018 and the16th on December 10, 2018.

On April 17, 2017, CBD launched the 14th issuance of simple debentures, non-convertible into shares, unsecured, in a single serie, which was placed privately with Ares Serviços Imobiliários Ltda., which was later assigned and transferred to Ápice Securitizadora S.A., that acquired the Debentures and the Certificate of Agribusiness Receivables with the purpose to bind with the 7th series of the 1st issuance of Certificate of Agribusiness Receivables (CRA). The proceeds were used exclusively for purchasing agribusiness products, such as fruits, vegetables, dairy, and animal’s protein from rural producers and cooperatives. The amount of R$ 1,080 was paid on April 13, 2020, with interest of 96% of the CDI.

On January 17, 2018, CBD performed the 15th issuance of simple debentures, non-convertible into shares, unsecured, in a single serie. The resources are used to increase working capital and to extend the indebtedness profile. The amount of R$ 800 has maturity on January 15, 2021, with interest of 104.75% of CDI that will be paid semiannually.

On September 11, 2018, CBD launched the 16th issuance of simple debentures, non-convertible to shares, unsecured, in two series. The proceeds were used to increase working capital and extend the indebtedness profile. The total amount of R$ 1,200, being the first serie matures on September 10, 2021 and the second serie matures on September 10, 2022, with interest of 106.00% of CDI for the first serie and 107.40% for the second serie with semiannually payment.

In the third quarter of 2019, occurred the first issue of commercial promissory notes of Sendas in 6 series, with a nominal value of R$50 to R$250 and a total of R$800.

On December 17, 2018, CBD approved the 4th issue of promissory notes in a single serie. The resources are used to increase working capital and extend the indebtedness profile. The total amount was R$800, has maturity on January 9, 2022 and interest of 105.75% of CDI.

In the period, there was also the first issue of Sendas of simple, not convertible debentures into shares, in four series with a nominal value of R$2,000 Reais each, with a maturity between 1 and 4 years, totaling of R$8,000. These funds were used to finance the acquisition of Éxito shares in connection with the proposed reorganization operations in Latin America, as disclosed in note 13.1.

18.5.	Borrowings in foreign currencies

On December 31, 2019 the Group has loans in foreign currencies (US dollar) to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments.

18.6.	Guarantees

The Group has signed promissory notes for some loan contracts.

18.7.	Swap contracts

The Group uses swap transactions for 100% of its borrowings denominated in US dollars and fixed interest rates, exchanging these obligations for Real linked to CDI (floating) interest rates. These contracts include a total amount of the debt with the objective to protect the interest and principal and are signed, generally, with the same due dates and in the same economic group. The weighted average annual rate in December 2019 was 5.96% (6.42% as of December 31, 2018).

18.8.	Financial covenants

In connection with the debentures and promissory notes and for a portion of borrowings denominated in foreign currencies, the Company is required to maintain certain debt financial covenants. These ratios are quarterly calculated based on consolidated financial statements of the Company prepared in accordance with accounting practices adopted in Brazil, as follows: (i) net debt (debt minus cash and cash equivalents and trade accounts receivable) should not exceed the amount of equity and (ii) consolidated net debt/EBITDA ratio should be lower than or equal to 3.25. At December 31, 2019, GPA complied with these ratios.

18.9.	Total Return Swap (“TRS”)

The Group sold 50.000.000 shares, representing a 3.8% stake in Via Varejo through an auction at B3 on December 27, 2018 for the amount of R$ 218. On December 21, 2018 a Total Return Swap ("TRS") agreement was signed with a bank for the same number of shares. The contract was fully settled during the month of February 2019.

On February 20, 2019, the Board of Directors approved a new TRS agreement, authorizing the sale of 40,000,000 common shares of Via Varejo held by the Company, corresponding to 3.09% of Via Varejo share capital, for the amount of R$200. This sale was carried out on the B3 on February 25, 2019. Although the ownership of the shares was transferred to the Bank, the Group bears the risk of changes to market value of the shares in the future sales made by the bank that, based on IFRS 9, determines that the shares should not be derecognized. In April 2019 the balance was settled.